Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of reconciliation of the tax benefit at the israeli statutory tax rate [Abstract]
Schedule of loss before income taxes
	December 31
	2021	2020
Domestic (Israel)	$(53,499)	$(3,759)
Foreign	21	23
	$(53,478)	$(3,736)

Schedule of income taxes
	December 31
	2021	2020
Current
Domestic	—	—
Foreign	$6	$5
	$6	$5

Schedule of amount of the Company’s deferred tax assets and liabilities
	December 31,
	2021	2020
Deferred tax asset:
Vacation accrual	$24	$25
R&D deferred expenses	150	370
Intangible assets	63	18
Operating loss carryforward	3,633	1,693
Valuation allowance	(3,840)	(2,106)
Total deferred tax asset net	30	—

Deferred tax liability
Long term loan	(30)	—
Total deferred tax liability	(30)	—
	$—	$—

Schedule of reconciliation of the tax benefit at the Israeli statutory tax rate
	December 31,
	2021	2020
Israel tax provision at statutory rate	23.0%	23.0%
Non-deductible fair value valuations expenses	(18.8)%	(0.6)%
Non-deductible stock compensation	(0.2)%	(2.5)%
Change in valuation allowance	(3.99)%	(19.8)%
Effective tax rate	0.01%	0.1%